PROVISION FOR JUDICIAL LIABILITIES - Additional information (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2020 BRL (R$) ha lawsuit	Oct. 05, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Taxes
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits deemed possible loss		782
Provisions for possible losses		R$ 7,145,147,000
Labor
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits in which the Company is a defendant | lawsuit		1,653
Provisions for possible losses		R$ 263,971,000
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits in which the Company is a defendant | lawsuit		324
Provisions for possible losses		R$ 3,068,884,000
Lawsuit dispute period		30 years
Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		R$ 2,296,032,000		R$ 2,251,462,000
Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010 | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		712,531,000		695,679,000
IRPJ/CSLL Partial Approval of Offset of 1997 Tax Loss | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		104,873,000		254,081,000
Tax loss offset approved by tax authorities	R$ 83,000,000
Difference of tax loss and owned to tax authorities	R$ 51,000,000
Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE") | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		127,391,000		125,191,000
PIS/COFINS - Goods and services - 2009 to 2011 | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		166,355,000		162,750,000
Offsetting - IRRF - period 2000 | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		109,903,000		R$ 108,320,000
Tax assessment - Corporate Income Tax and Social Contribution | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Tax Assessment, Corporate Income Tax and Social Contribution			R$ 454,898,000
Tax assessment - taxation on a universal basis, Year 2015 | Taxes
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses		R$ 145,026,000
Public Civil Claims, transportation of wood | Civil
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits in which the Company is a defendant | lawsuit		2
Public Civil Claims, real properties acquired | Civil
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits in which the Company is a defendant | lawsuit		2
Public Civil Claims, real properties acquired | Civil | Public Civil Claim 1
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha		6,000
Public Civil Claims, real properties acquired | Civil | Public Civil Claim 2
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha		5,601